Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum lease payment under these operating leases
Twelve months ending December 31,	Minimum lease payment
2019	$176,204
2020	58,741
2021	51,407
Total	$286,352